Significant Accounting Policies (Details Narrative) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 23, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of initial application of standards or interpretations [line items]
Entity Accounting Standard		International Financial Reporting Standards
Current assets		$ 91,811	$ 131,921
Current liabilities		95,869	84,611
Current assets (liabilities)		4,058
Tax expense (income) at applicable tax rate		5,012	930	$ 582
Tax effect from change in tax rate		(2,112)	0	(208)
Foreign exchange gain (loss)		$ 2,637	574	(1,596)
Foreign exchange loss				1,596
Depreciation method, property, plant and equipment		straight-line method
Impairment losses		$ 19,396	$ 0	$ 2,569
Amortisation method, intangible assets other than goodwill		straight line method
Growth rate used to extrapolate cash flow projections		2.60%	2.60%
Vessels [member] | Minimum [Member]
Disclosure of initial application of standards or interpretations [line items]
Useful life measured as period of time, property, plant and equipment		15 years
Vessels [member] | Maximum [Member]
Disclosure of initial application of standards or interpretations [line items]
Useful life measured as period of time, property, plant and equipment		45 years
On Going Vessels [member]
Disclosure of initial application of standards or interpretations [line items]
Interval between vessel drydocking special survey (in years)		5 years
Pushboats and barges [member] | Minimum [Member]
Disclosure of initial application of standards or interpretations [line items]
Interval between vessel drydocking special survey (in years)		6 years
Pushboats and barges [member] | Maximum [Member]
Disclosure of initial application of standards or interpretations [line items]
Interval between vessel drydocking special survey (in years)		8 years
Malva H and Sara H [member]
Disclosure of initial application of standards or interpretations [line items]
Impairment losses		$ 19,396
Argentina [member]
Disclosure of initial application of standards or interpretations [line items]
Average effective tax rate		2.00%	2.00%	2.00%
Tax expense (income) at applicable tax rate		$ 868	$ 901	$ 1,062
Applicable tax rate		35.00%	35.00%
Tax effect from change in tax rate					$ 2,112
Income tax expense				$ 208
Argentina [member] | Taxable profit above 50 million pesos or $487 [member]
Disclosure of initial application of standards or interpretations [line items]
Applicable tax rate		35.00%
Argentina [member] | Taxable profit between 5 million pesos or $49 and 50 million pesos or $487 [member]
Disclosure of initial application of standards or interpretations [line items]
Applicable tax rate		30.00%
Argentina [member] | Taxable profit below 5 million pesos or $49 [member]
Disclosure of initial application of standards or interpretations [line items]
Applicable tax rate		25.00%
2022 BBVA Facility [member]
Disclosure of initial application of standards or interpretations [line items]
Notional amount	$ 25,000
Number Of Periodic Payments	12
Borrowings Frequency Of Periodic Payment	quarterly
Borrowings, maturity	July 1, 2025